Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 5,673	$ 3,948	$ 9,736
Short term deposits	30,034	8,060	40
Cash held with respect to CVR Agreement	1,171	1,400
Restricted cash	168	176	56
Total financial assets	37,046	13,584	9,832
Warrants			192
Total financial liabilities			192
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	5,673	3,948	9,736
Short term deposits	30,034	8,060	40
Cash held with respect to CVR Agreement	1,171	1,400
Restricted cash	168	176	56
Total financial assets	37,046	13,584	9,832
Warrants
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets
Warrants
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets
Warrants			192
Total financial liabilities			$ 192